Income Tax (Details) $ in Millions		6 Months Ended		12 Months Ended
	Mar. 21, 2018 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Dec. 31, 2025 USD ($)
Income Tax [Line Items]
Profit of entity (in Dollars)		$ (13,586)
Tax Rate		(14.98%)
Percentage of effective tax rates		0.00%	0.00%
Statutory income tax rate		16.50%	16.50%
Valuation Allowance (in Dollars)		$ 187,228		$ 27,143
Tax Jurisdiction of Domicile [Extensible Enumeration]		Hong Kong
Hong Kong
Income Tax [Line Items]
Tax Rate	16.50%
Percentage of effective tax rates		0.00%	0.00%
Statutory income tax rate		16.50%
Hong Kong | Minimum [Member]
Income Tax [Line Items]
Profit of entity (in Dollars)	$ 2
Tax Rate	8.25%
Hong Kong | Maximum [Member]
Income Tax [Line Items]
Profit of entity (in Dollars)	$ 2
Tax Rate	16.50%